Schedule of Key Inputs into Monte Carlo Simulation (Details) - $ / shares		6 Months Ended
	Jan. 14, 2021	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Risk-free interest rate	0.60%	0.90%
Expected term remaining (years)	5 years 8 months 1 day	5 years 2 months 8 days
Expected volatility	24.20%	19.80%
Stock price	$ 9.41	$ 9.96